Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Policy Acquisition Costs [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	$ 4,013,984,000	$ 3,726,443,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(470,059,000)	(411,728,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	3,543,925,000	3,314,715,000
Future Policy Benefits [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	9,903,503,000	9,274,789,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	383,000	0
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	9,903,886,000	9,274,789,000
Deferred Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	1,831,869,000	1,396,747,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(152,035,000)	(136,567,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	1,679,834,000	1,260,180,000
Retained Earnings Member
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	3,131,934,000	2,587,403,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(313,505,000)	(259,930,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	2,818,429,000	2,327,473,000
Accumulated Other Comprehensive Income Member
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	1,623,055,000	907,415,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(4,902,000)	(15,231,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	1,618,153,000	892,184,000
Claims And Other Policy Benefits [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	6,224,800,000	5,547,155,000	4,819,426,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	383,000	0	0
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	6,225,183,000	5,547,155,000	4,819,426,000
Policy Acquisition Costs And Other Insurance Expenses [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	919,595,000	1,079,953,000	958,326,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	70,426,000	57,636,000	51,786,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	990,021,000	1,137,589,000	1,010,112,000
Income Before Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	834,380,000	863,817,000	592,345,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(70,809,000)	(57,636,000)	(51,786,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	763,571,000	806,181,000	540,559,000
Provision For Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	234,760,000	289,415,000	185,259,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(17,234,000)	(18,976,000)	(17,696,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	217,526,000	270,439,000	167,563,000
Net Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	599,620,000	574,402,000	407,086,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(53,575,000)	(38,660,000)	(34,090,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	546,045,000	535,742,000	372,996,000
Basic Earnings Per Share [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	8.15	7.85	5.59
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(0.73)	(0.53)	(0.47)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	7.42	7.32	5.12
Diluted Earnings Per Share [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	8.09	7.69	5.55
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(0.72)	(0.52)	(0.46)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	7.37	7.17	5.09
Change In Foreign Currency Translation Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	(35,829,000)	59,648,000	191,084,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	10,329,000	(8,328,000)	(13,127,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	(25,500,000)	51,320,000	177,957,000
Total Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	1,315,260,000	1,182,608,000	1,259,008,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(43,246,000)	(46,988,000)	(47,217,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	1,272,014,000	1,135,620,000	1,211,791,000
Change In Operating Assets And Liabilities Deferred Policy Acquisition Costs [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	(312,329,000)	4,192,000	3,357,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	70,426,000	57,636,000	51,786,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	(241,903,000)	61,828,000	55,143,000
Change In Operating Assets And Liabilities Future Policy Benefits Other Policy Claims And Benefits And Other Reinsurance Balances [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	970,302,000	1,580,458,000	907,732,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	383,000	0	0
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	970,685,000	1,580,458,000	907,732,000
Change In Operating Assets And Liabilities Deferred Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	186,228,000	444,150,000	(81,195,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(17,234,000)	(18,976,000)	(17,696,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	$ 168,994,000	$ 425,174,000	$ (98,891,000)